Parent Company Only Condensed Financial Information - Condensed Statements of Income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Net gain on trading		¥ 696,894	¥ 580,099	¥ 491,611
Gain on private equity and debt investments		12,604	7,634	11,877
Interest and dividends		2,669,640	2,927,861	2,620,856
Gain on investments in equity securities		13,066	444	9,612
Other		241,845	223,264	175,824
Total revenue		4,758,486	4,736,743	4,157,294
Interest expense		2,590,773	2,844,258	2,595,294
Net revenue	[1]	2,167,713	1,892,485	1,562,000
Noninterest Expense [Abstract]
Compensation and benefits		829,502	732,390	673,523
Commissions and floor brokerage		221,857	177,452	137,328
Information processing and communications		248,439	227,018	217,126
Occupancy and related depreciation		71,523	70,166	68,698
Business development expenses		33,679	27,055	24,236
Other		222,892	186,440	167,239
Total non-interest expenses	[2]	1,627,892	1,420,521	1,288,150
Income before income taxes		539,821	471,964	273,850
Income tax expense		165,439	124,709	96,630
Net income before undistributed earnings of subsidiaries		374,382	347,255	177,220
Net Income (Loss)		362,129	340,736	165,863
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Change in cumulative translation adjustments		149,812	(35,768)	204,507
Defined benefit pension plans		(6,983)	(12,407)	(12,662)
Non-trading debt securities		(2,215)	(1,147)
Total Other comprehensive income (loss), net of tax		105,627	(13,419)	143,572
Comprehensive income attributable to NHI shareholders		462,542	328,560	307,393
Parent Company [Member]
Income Statement [Abstract]
Net gain on trading		8,532	13,202	977
Gain on private equity and debt investments		770	2,458	1,033
Dividends from subsidiaries and affiliates		264,304	215,342	156,742
Interest income from loans to subsidiaries and affiliates		270,803	274,818	239,682
Interest and dividends		18,435	20,427	20,368
Gain on investments in equity securities		13,066	444	9,335
Property and equipment fee revenue from subsidiaries		123,896	110,475	110,856
Rent revenue from subsidiaries		26,728	27,627	27,823
Royalty on trademark from subsidiaries		60,952	53,505	45,920
Other		8,346	7,876	8,474
Total revenue		795,832	726,174	621,210
Interest expense		305,121	306,232	267,724
Net revenue		490,711	419,942	353,486
Noninterest Expense [Abstract]
Compensation and benefits		59,755	54,743	51,444
Commissions and floor brokerage		537	790	690
Information processing and communications		124,343	111,961	110,320
Occupancy and related depreciation		27,415	27,056	27,389
Business development expenses		3,470	2,566	1,735
Other		50,256	32,084	26,246
Total non-interest expenses		265,776	229,200	217,824
Income before income taxes		224,935	190,742	135,662
Income tax expense		9,931	6,133	5,965
Net income before undistributed earnings of subsidiaries		215,004	184,609	129,697
Undistributed earnings of subsidiaries		147,125	156,127	36,166
Net Income (Loss)		362,129	340,736	165,863
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Change in cumulative translation adjustments		142,524	(36,094)	201,304
Defined benefit pension plans		6,983	12,407	12,662
Non-trading debt securities		(2,215)	(1,147)
Own credit adjustments		(46,879)	12,658	(72,436)
Total Other comprehensive income (loss), net of tax		100,413	(12,176)	141,530
Comprehensive income attributable to NHI shareholders		¥ 462,542	¥ 328,560	¥ 307,393

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Includes primarily personnel expenses, occupancy, technology, and professional fees.